Tax expenses	12 Months Ended
Dec. 31, 2021
Disclosure of tax expenses [Abstract]
Tax expenses

Note 10 – Tax expenses

Tax balances presented in the statement of financial position:

	Year ended December 31,
	2021	2020	2021
	NIS	NIS	US Dollars

Current tax assets	5,780	3,965	1,859
Deferred tax assets (liabilities)	(2,017)	(768)	(648)

	January 1,		December 31,	December 31,
	2021	Change	2021	2021
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(2,254)	(4,257)	(6,511)	(2,094)
Financial liabilities carried at fair value through profit or loss	-	3,210	3,210	1,032
Employees benefits	691	(92)	599	193
Allowance for doubtful accounts	436	(120)	316	102
Carry forward tax losses	359	10	369	119
	(768)	(1,249)	(2,017)	(648)

	January 1,		December 31,	December 31,
	2020	Change	2020	2020
	NIS	NIS	NIS	US Dollars
Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(1,118)	(1,136)	(2,254)	(725)
Employees benefits	511	180	691	222
Allowance for doubtful accounts	736	(300)	436	140
Carry forward tax losses	689	(330)	359	116
	818	(1,586)	(768)	(247)

Taxes on income recognized in profit or loss:	Year ended December 31
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	11,470	13,877	11,671	3,688
	11,470	13,877	11,671	3,688

Deferred taxes	1,249	1,586	2,064	402
	12,719	15,463	13,735	4,090

F - 21

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 10 – Tax expenses (continued)

Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	US Dollars

Income before Income taxes	57,820	67,672	65,246	18,592
Statutory tax rate	23%	23%	23%	23%
Tax computed by statutory tax rate	13,299	15,565	15,006	4,276

Tax increments (savings) due to:
Non-deductible expenses	97	39	16	31
Tax exempt Income	(1,202)	(153)	(38)	(386)
Profit or loss for tax for which deferred taxes were not provided	12	-	(1,047)	3
Temporary differences for which deferred taxes were not provided		-	(100)
Other	513	12	(102)	166
	12,719	15,463	13,735	4,090

The tax rate applicable to the Company for the years 2018 – 2020 is 23%.